Investment Objectives and Goals	Mar. 31, 2026
PIA BBB Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	PIA BBB Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The BBB Bond Fund’s investment objective is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by credit rating agencies currently registered as nationally recognized statistical rating organizations (“NRSROs”).

PIA MBS Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	PIA MBS Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MBS Bond Fund’s investment objective is to seek to provide a total rate of return that exceeds the Bloomberg U.S. MBS Fixed Rate Index (the “MBS Index”).
PIA High Yield (MACS) Fund
Prospectus [Line Items]
Risk/Return [Heading]	PIA High Yield (MACS) Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The High Yield (MACS) Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
PIA Short-Term Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	PIA Short-Term Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Institutional Class Prospectus | PIA High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	PIA High Yield Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Class A Prospectus | PIA High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	PIA High Yield Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.